DEBT - Schedule of Carrying Values (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2020	Aug. 27, 2020
2020 Exchangeable Notes
Debt Instrument [Line Items]
Principal	$ 460,000,000	$ 460,000,000	$ 460,000,000	$ 460,000,000
Conversion option (Level 2)
Debt issuance costs, net of amortization	(1,209,000)	(2,919,000)
Unamortized discount	0	0
Net liability carrying amount	458,791,000	457,081,000
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal	0	87,432,000
Conversion option (Level 2)	0	121,922,000
Debt issuance costs, net of amortization	0	(14,000)
Unamortized discount	0	(111,000)
Net liability carrying amount	$ 0	$ 209,229,000